Long-Term Time Deposits and Held-to-Maturity Investments - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	¥ 8,009	$ 1,128	¥ 6,245	¥ 5,551
Long Term Investments [Member]
Schedule of Investments [Line Items]
Investment interest income	¥ 1,300	$ 177	¥ 585	¥ 326